Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share Capital	(Deficit) Retained Earnings	Other	Total
Balance at beginning at Dec. 31, 2022	$ 1,250,194	$ 63,670	$ 4,615	$ 1,318,479
Balance at beginning (in shares) at Dec. 31, 2022	155,685,593
Shares issued to Maverix shareholders	$ 491,111			491,111
Shares issued to Maverix shareholders (in shares)	45,097,390
Issuance of shares from exercise of stock options	$ 442			442
Issuance of shares from exercise of stock options (in shares)	256,799
NCIB purchase of common shares and automatic share purchase plan ("ASPP")	$ (16,903)	(11,810)		(28,713)
NCIB purchase of common shares and automatic share purchase plan ("ASPP") (in shares)	(1,485,820)
Stock-based compensation granted to Maverix employees			6,709	6,709
Stock-based compensation expense			3,406	3,406
Net earnings (loss)		36,282		36,282
Dividends		(41,311)		(41,311)
Warrants issued to Maverix shareholders			7,938	7,938
Issuance of shares from exercise of warrants	$ 24,336		(7,938)	16,398
Issuance of shares from exercise of warrants (In shares)	1,800,000
Balance at ending at Dec. 31, 2023	$ 1,749,180	46,831	14,730	1,810,741
Balance at ending (in shares) at Dec. 31, 2023	201,353,962
Issuance of shares from exercise of stock options	$ (163)			(163)
Issuance of shares from exercise of stock options (in shares)	473,081
NCIB purchase of common shares and automatic share purchase plan ("ASPP")	$ (4,676)	(4,241)		(8,917)
NCIB purchase of common shares and automatic share purchase plan ("ASPP") (in shares)	(615,200)
Stock-based compensation expense			422	422
Net earnings (loss)		(23,084)		(23,084)
Dividends		(43,279)		(43,279)
Balance at ending at Dec. 31, 2024	$ 1,744,341	$ (23,773)	$ 15,152	$ 1,735,720
Balance at ending (in shares) at Dec. 31, 2024	201,211,843			201,211,843